Note 8 - Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Note 8 - Accrued Expenses

As of March 31, 2013 and December 31, 2012 accrued expenses included the following:

	March 31,	December 31,
	2013	2012
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	62,373	68,808
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	7,593	7,897
	$218,700	$225,439

As of December 31, 2012 and December 31, 2011 accrued expenses included the following:

	December 31,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	68,808	60,357
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	7,897	92
	$225,439	$209,183